Condensed Financial Information of the Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized		1,950,000,000
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,688,479	64,034,573
Ordinary shares, shares outstanding	64,634,743	64,034,573
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663
Ordinary shares, shares issued	44,992,555	45,422,663
Ordinary shares, shares outstanding	44,992,555	45,422,663
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,688,479	64,034,573
Ordinary shares, shares outstanding	64,634,743	64,034,573
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663
Ordinary shares, shares issued	44,992,555	45,422,663
Ordinary shares, shares outstanding	44,992,555	45,422,663